Inventories, Net	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventories, Net

Note E: Inventories, Net

December 31

(add 000)	2017	2016
Finished products	$552,999	$479,291
Products in process and raw materials	62,761	61,171
Supplies and expendable parts	128,792	116,024
	744,552	656,486
Less allowances	(143,961)	(134,862)
Total	$600,591	$521,624